Investment Risks	Oct. 31, 2025
KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Risk [Text Block]

5.	In the Prospectus for each Fund, the following is added to the “Principal Risks—Derivatives Risk” section:

Counterparty Risk. Because many derivatives are an obligation of the counterparty rather than a direct investment in the reference asset, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations under the derivative agreement as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

6.	In the Prospectus for each Fund, the second paragraph of the “Principal Risks—Tax Risk” section is deleted and replaced with the following:

The Fund intends to treat its income from the Subsidiary and from index-linked structured notes as qualifying income. Income tax regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, and other guidance provided by the IRS at the time of the introduction of such regulations, support that treatment, although there is no guidance directly addressing the status of such structured notes as securities. The tax treatment of the Fund’s investment in the Subsidiary or in such index-linked structured notes, however, may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KraneShares European Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk [Text Block]

5.	In the Prospectus for each Fund, the following is added to the “Principal Risks—Derivatives Risk” section:

Counterparty Risk. Because many derivatives are an obligation of the counterparty rather than a direct investment in the reference asset, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations under the derivative agreement as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

6.	In the Prospectus for each Fund, the second paragraph of the “Principal Risks—Tax Risk” section is deleted and replaced with the following:

The Fund intends to treat its income from the Subsidiary and from index-linked structured notes as qualifying income. Income tax regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, and other guidance provided by the IRS at the time of the introduction of such regulations, support that treatment, although there is no guidance directly addressing the status of such structured notes as securities. The tax treatment of the Fund’s investment in the Subsidiary or in such index-linked structured notes, however, may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Risk [Text Block]	5.In the Prospectus for each Fund, the following is added to the “Principal Risks—Derivatives Risk” section:

Counterparty Risk. Because many derivatives are an obligation of the counterparty rather than a direct investment in the reference asset, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations under the derivative agreement as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

6.	In the Prospectus for each Fund, the second paragraph of the “Principal Risks—Tax Risk” section is deleted and replaced with the following:

The Fund intends to treat its income from the Subsidiary and from index-linked structured notes as qualifying income. Income tax regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, and other guidance provided by the IRS at the time of the introduction of such regulations, support that treatment, although there is no guidance directly addressing the status of such structured notes as securities. The tax treatment of the Fund’s investment in the Subsidiary or in such index-linked structured notes, however, may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.